Note 5 - Stockholder's Deficit (Details) (USD $)	0 Months Ended
	Jan. 04, 2005	Mar. 22, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Common Stock, Shares Authorized	5,000	180	5,000	5,000
Common Stock, Par Value	$ 0		$ 0	$ 0
Stock Issued During Period, Shares, New Issues	1,020
Stock Issued During Period, Value, New Issues	$ 100